Credit Facilities, Long-Term Debt and Lease Liabilities - Senior Notes (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Nov. 17, 2022 USD ($)	Nov. 15, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Cash drawings		$ 3,653				$ 3,267
Interest rate swap
Disclosure of detailed information about borrowings [line items]
Interest			5.982%
Net investment hedges | Long-term debt
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 370				$ 370
7.750 Per cent Senior Notes Due Nov. 15, 2029
Disclosure of detailed information about borrowings [line items]
Cash drawings			$ 400
Interest			7.75%
Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Cash drawings				$ 400
Interest	4.50%	4.50%